BORROWINGS - Compliance with covenants and credit facilities (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)
Available credit facilities
Total available unused credit facilities		₽ 21,000
60 days
Compliance with covenants
Debt covenant maximum allowed amount for payment of court award	$ 75	5,210
Debt covenant maximum number of days allowed without appeal, discharge or waive	60 days
180 days
Compliance with covenants
Debt covenant maximum allowed amount for payment of court award	$ 250	17,368
Debt covenant maximum number of days allowed without appeal, discharge or waive	180 days
Sberbank
Available credit facilities
Total available unused credit facilities		5,000
VTB
Available credit facilities
Total available unused credit facilities		5,000
Rosselhozbank
Available credit facilities
Total available unused credit facilities		5,000
Absolut Bank | CBR auction rate
Available credit facilities
Total available unused credit facilities		₽ 3,000
Absolut Bank | CBR auction rate | Minimum
Available credit facilities
Basis spread on variable rate	1.25%	1.25%
Absolut Bank | CBR auction rate | Maximum
Available credit facilities
Basis spread on variable rate	(1.80%)	(1.80%)
SPB Bank
Available credit facilities
Total available unused credit facilities		₽ 3,000
Citibank | MosPrime
Available credit facilities
Basis spread on variable rate	1.50%	1.50%
Number of days for repayment of credit facility	182 days
MTS International Notes due 2020
Compliance with covenants
Notes redemption price (as a percentage of principal)	101.00%
MTS International Notes due 2023
Compliance with covenants
Notes redemption price (as a percentage of principal)	101.00%